Property Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property Plant and Equipment, Net [Abstract]
Property plant and equipment, net

Note 7 – Property plant and equipment, net

	Machinery, equipment and vehicles	Computers	Office furniture and equipment	Leasehold improvements	Raw materials for property	Buildings	Total
Cost
As of January 1, 2022	8,490	1,870	795	2,579	439	6,064	20,237
Acquisitions through business combinations	391	65	120	43	—	—	619
Additions	3,125	2,075	677	3,543	—	20	9,440
Disposals	(464)	(23)	—	—	(439)	—	(926)
Effect of changes in exchange rates	267	(42)	(1)	(35)	—	(24)	165
As of December 31, 2022	11,809	3,945	1,591	6,130	—	6,060	29,535
Additions	7,179	984	241	3,509	—	110	12,023
Disposals	(393)	(13)	(23)	(204)	—	—	(633)
Effect of changes in exchange rates	454	111	44	16	—	611	1,236
As of December 31, 2023	19,049	5,027	1,853	9,451	—	6,781	42,161

Depreciation accrued
As of January 1, 2022	8,490	1,870	795	935	439	18	12,547
Additions	99	496	74	838	—	205	1,712
Impairment loss	3,343	1,552	696	4,326	(439)	—	9,478
Effect of changes in exchange rates	(123)	27	26	31	—	(6)	(45)
As of December 31, 2022	11,809	3,945	1,591	6,130	—	217	23,692
Additions	921	169	70	581	—	231	1,972
Disposals	(253)	(8)	(7)	(111)	—	—	(379)
Effect of changes in exchange rates	(14)	81	43	11	—	39	160
As of December 31, 2023	12,463	4,187	1,697	6,611	—	487	25,445

Carrying amount
As of December 31, 2022	—	—	—	—	—	5,843	5,843
As of December 31, 2023	6,586	840	156	2,840	—	6,294	16,716

During the year ended December 31, 2023, the Group acquired $726 (2022: $512) of property and equipment on credit.

A. Impairment loss

As part of the impairment testing of cash generating units, impairment losses of property, plant and equipment were recognized in 2022 and 2021 in the amount of approximately $9,478 and $8,031. For further information regarding the impairment test, see Note 8.D.